Other receivables	12 Months Ended
Dec. 31, 2023
Other receivables
Other receivables

6. Other receivables

The Company’s other receivables are comprised of the following:

	December 31, 2023	December 31, 2022
	$	$
Sales tax recoverable	209,550	279,333
Interest receivable	15,511	95,044
Other receivables	3,703	—
	228,764	374,377